Exceptional items	6 Months Ended
Dec. 31, 2024
Exceptional Items [Abstract]
Exceptional items	Exceptional items
Exceptional items are those that in management’s judgement need to be disclosed separately. Such items are included in the income statement caption to which they relate, and form part of the segmental reporting, and are excluded from the organic movement calculations. Management believes that separate disclosure of exceptional items and the classification between operating and non-operating items further helps investors to understand the performance of the group. Changes in estimates and reversals in relation to items previously recognised as exceptional are presented consistently as exceptional in the current year.
Exceptional operating items are those that are considered to be material and unusual or non-recurring in nature and are part of the operating activities of the group, such as one-off global restructuring programmes which can be multi-year, impairment of intangible assets and fixed assets, indirect tax settlements, property disposals and changes in post-employment plans.
Gains and losses on the sale or directly attributable to a prospective sale of businesses, brands or distribution rights, step up gains and losses that arise when an investment becomes an associate or an associate becomes a subsidiary and other material, unusual non-recurring items that are not in respect of the production, marketing and distribution of premium drinks, are disclosed as exceptional non-operating items below operating profit in the income statement.
Exceptional current and deferred tax items comprise material and unusual or non-recurring items that impact taxation.
Examples include direct tax provisions and settlements in respect of prior years and the remeasurement of deferred tax assets and liabilities following tax rate changes.

	Six months ended 31 December 2024	Six months ended 31 December 2023
	$ million	$ million
Exceptional operating items
Distribution model change in France (1)	(145)	—
Supply chain agility programme (2)	(72)	(31)
Brand impairment (3)	—	(54)
Various dispute and litigation matters (4)	—	(108)
	(217)	(193)
Non-operating items
Sale of businesses and brands
Guinness Nigeria PLC (5)	(114)	—
Pampero brand (6)	53	—
Safari brand (7)	15	—
Guinness Cameroun S.A. (8)	(8)	(11)
Windsor business (9)	—	(53)
USL Popular brands (10)	—	4
	(54)	(60)

Exceptional items before taxation	(271)	(253)

Items included in taxation
Tax on exceptional operating items	44	43
Tax on exceptional non-operating items	(12)	(1)
	32	42

Total exceptional items	(239)	(211)

Attributable to:
Equity shareholders of the parent company	(235)	(213)
Non-controlling interests	(4)	2
Total exceptional items	(239)	(211)
(1) On 23 July 2024, Diageo announced the completion of the transformation of its distribution model in France as the company agreed with LVMH to exit from their joint operation and to terminate the existing distribution agreements for Diageo brands. In the period ended 31 December 2024, an exceptional operating charge of $145 million has been accounted for in respect of the transformation.
(2) In the six months ended 31 December 2024, an exceptional charge of $72 million was accounted for in respect of the supply chain agility programme (2023 – $31 million). With this five-year spanning programme launched in July 2022, Diageo expects to strengthen its supply chain, improve its resilience and agility, drive efficiencies, deliver additional productivity savings and make its supply operations more sustainable.
The exceptional charge for the six months ended 31 December 2024 was primarily in respect of employee termination in
Europe and India and accelerated depreciation in North America and Australia, being additional depreciation of assets in the period directly attributable to the programme. Restructuring cash expenditure was $13 million in the six months ended 31
December 2024 (2023 – $11 million).
(3) In the six months ended 31 December 2023, an impairment charge of $54 million in respect of certain brands in the US ready to drink portfolio was recognised in exceptional operating items. The brand impairment reduced the deferred tax liability by $13 million resulting in a net exceptional loss of $41 million.
(4) In the six months ended 31 December 2023, $108 million was recorded as an exceptional operating item in respect of various dispute and litigation matters in North America and Europe, including certain costs and expenses associated therewith.
(5) On 30 September 2024, Diageo completed the sale of its shareholding in Guinness Nigeria PLC to Tolaram. The transaction resulted in a loss of $114 million, including cumulative translation losses in the amount of $175 million recycled to the income statement in the six months ended 31 December 2024.
(6) In the six months ended 31 December 2024, an exceptional gain of $53 million has been accounted in relation to the disposal of the Pampero brand to Gruppo Montenegro.
(7) In the six months ended 31 December 2024, an exceptional gain of $15 million has been recorded in relation to the disposal of the Safari brand to Casa Redondo.
(8) On 26 May 2023, Diageo completed the sale of its wholly owned subsidiary, Guinness Cameroun S.A., its brewery in
Cameroon, to Castel Group. In the six months ended 31 December 2024, $8 million (2023 – $11 million) charges directly attributable to the disposal have been accounted for.
(9) On 27 October 2023, Diageo completed the sale of Windsor Global Co., Ltd. to PT W Co., Ltd., a Korean company sponsored by Pine Tree Investment & Management Co., Ltd. for a total consideration of KRW 206 billion ($152 million). The transaction resulted in a loss of $53 million in the six months ended 31 December 2023, which was recognised as a non-
operating item attributable to the sale, including cumulative translation losses of $26 million recycled to the income statement.
(10) On 30 September 2022, Diageo completed the sale of the Popular brands of its USL business. $4 million of the purchase price, that was subject to administrative actions within 12 months and considered uncertain at the time of the transaction, was paid to Diageo in the six months ended 31 December 2023 and recognised as exceptional gain.